3 - Marketable Debt Securities: Held-to-maturity Securities (Details) - USD ($)		Dec. 31, 2016	Dec. 31, 2015
Held to Maturity, at amortized cost	[1]	$ 12,003,446	$ 17,058,181
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost		12,003,446	17,058,181
Held-to-maturity Securities, Unrecognized Holding Gain		81,586	243,377
Held-to-maturity Securities, Unrecognized Holding Loss		(151,205)	(130,505)
Held-to-maturity Securities, Fair Value		$ 11,933,827	$ 17,171,053

[1]	See Note 3.